Operating Segment Information	6 Months Ended
Jun. 30, 2021
Disclosure Of Operating Segments [Abstract]
Operating Segment Information

3. OPERATING SEGMENT INFORMATION

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision-maker in order to allocate resources to segments and to assess their performance. The information reported to the directors of the Company, who are the chief operating decision makers, for the purpose of resource allocation and assessment of performance does not contain discrete operation segment financial information and the directors reviewed the financial results of the Group as a whole. Therefore, no further information about the operating segment is presented.

Geographic information

(a) Revenue from external customers

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
North America	23,146	33,915

The revenue information above is based on the locations of the customers.

(b) Non-current assets

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
China	43,953	48,370
United States	78,022	98,455
Other countries	6,174	7,466
Total	128,149	154,291

The non-current asset information above is based on the locations of assets.

Information about major customer

Revenue of US$23,146,000 and US$33,915,000 for the six months ended June 30, 2020 and 2021, respectively, was derived from sales to a single customer.